Risks and uncertainties	12 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
Risks and uncertainties

22. Risks and uncertainties

Credit risk

The Company’s assets that are potentially subject to a significant concentration of credit risk primarily consist of bank balances, contracts receivable and contract assets, and other receivables.

Bank balances

The Company believes that there is no significant credit risk associated with cash in the United Kingdom and Hong Kong, which were held by reputable financial institutions in the jurisdiction where the Company’s the United Kingdom and Hong Kong subsidiaries are located.

Contracts receivable and contract assets

The Company has designed credit policies with the objective of minimizing its exposure to credit risk. The Company’s contracts receivable and contract assets are short term in nature and the associated risk is minimal. The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company periodically evaluates the creditworthiness of existing customers in determining an allowance for expected credit losses primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Other receivables

The Company is exposed to risk from other receivables. These assets are subject to credit evaluations. An allowance, where applicable, is made for estimated unrecoverable amounts that have been determined by reference to past default experience and the current economic environment.

Customer concentrations

For the year ended June 30, 2023, two customers accounted for 23.3% and 10.4% of total revenue. For the year ended June 30, 2024, two customers accounted for 17.9% and 14.4% of total revenue. No other customers accounted for more than 10% of revenue for the years ended June 30, 2023 and 2024.

As of June 30, 2023, one customer accounted for 45.7% of the total balance of contracts receivable. As of June 30, 2024, four customers accounted for 21.8%, 13.7%, 10.7% and 10.3% of the total balance of contracts receivable. No other customers accounted for more than 10% of contracts receivable as of June 30, 2023 and 2024.

Contract assets concentrations

As of June 30, 2023, three customers accounted for 53.0%, 24.8% and 16.7% of the total balance of contract assets. As of June 30, 2024, one customer accounted for 65.4% of the total balance of contract assets. No other customers accounted for more than 10% of contract assets as of June 30, 2023 and 2024.

As of June 30, 2023, three customers accounted for 36.9%, 19.3% and 18.8% of the total balance of retention receivables. As of June 30, 2024, four customers accounted for 30.6%, 22.8%, 15.7% and 10.8% of the total balance of retention receivables. No other customers accounted for more than 10% of retention receivables as of June 30, 2023 and 2024.

Vendor concentrations

For the year ended June 30, 2023, six vendors accounted for 30.5%, 18.4%, 16.0%, 15.9%, 15.0% and 10.6% of total purchases. For the year ended June 30, 2024, one vendor accounted for 17.1% of total purchases. No other vendors accounted for more than 10% of total purchases for the years ended June 30, 2023 and 2024.

As of June 30, 2023, three vendors accounted for 17.9%, 10.8% and 10.6% of the total balance of accounts payable. As of June 30, 2024, two vendors accounted for 23.1% and 10.3% of the total balance of accounts payable. No other vendors accounted for more than 10% of accounts payable as of June 30, 2023 and 2024.

Interest rate risk

The Company is exposed to cash flow interest rate risk through changes in interest rates related mainly to the Company’s bank and other borrowings and bank balances. The Company currently does not have any interest rate hedging policy in relation to fair value interest rate risk and cash flow interest rate risk. The directors monitor the Company’s exposures on an ongoing basis and will consider hedging the interest rate should the need arise.

Foreign currency risk

The Company is exposed to foreign currency risk primarily through purchases that are denominated in a currency other than the functional currency of the operations to which they relate. The purchases and procurements of the Company are predominantly in HK$ and incurred from the Hong Kong subsidiaries. The Company’s policy is not to execute currency protection transactions.

A reasonably possible strengthening (weakening) of HK$ against GBP dollar at year end would have affected the measurement of assets and liabilities denominated in a foreign currency and affected equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, particularly interest rates, remain constant and ignores any impact from anticipated sales and purchases.

	Profit or loss	Equity
	GBP	GBP
	Strengthening/weakening	Strengthening/weakening
June 30, 2023
HK$ (5% movement)	(108,414) / 108,414	(415,001) / 415,001
June 30, 2024
HK$ (5% movement)	(28,654) / 28,654	(190,399) / 190,399

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of twelve months, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.